Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
SHARE-BASED COMPENSATION
23.	SHARE-BASED COMPENSATION

2010 Equity Incentive Plan

On October 18, 2010, the Company adopted its 2010 Equity Incentive Plan (the “2010 Plan”), which permits the grant of restricted shares, options and share appreciation rights to the employees, directors, officers and consultants of the Company. Under the plan, a total of 58,875,478 ordinary shares were initially reserved for issuance. The 2010 Plan is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under the 2010 Plan. Any unvested portion of the options will be forfeited upon the termination of the grantee’s service for any reason. In the event the grantee’s service is terminated for cause other than death or permanent disability, the vested portion of the options will also be forfeited upon such termination. On November 3, 2014, the shareholders and Board of Directors of the Company approved a resolution to increase the share option pool under the 2010 Plan to 225,063,170 ordinary shares. On August 6, 2016, the shareholders and Board of Directors of the Company approved a resolution to further increase the share option pool under the 2010 Plan to 589,729,714 ordinary shares.

The Company has granted share options under the 2010 Plan to its employees and directors. Options granted to employees and directors vest over a four-year period, with 25% of the awards vesting on the first anniversary, and the remaining 75% of the awards vesting on a quarterly basis thereafter.

The following table sets forth the summary of option activity under the Company’s 2010 Plan:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$ in thousands)
Outstanding, December 31, 2018	380,579,031	0.47
Granted	94,625,573	0.51
Forfeited	(8,855,266)	0.51
Exercised	(59,436,720)	0.37
Outstanding, December 31, 2019	406,912,618	0.48	7.08	1,031,314
Vested and expected to vest as of December 31, 2019	385,280,004	0.48	6.98	977,150
Exercisable as of December 31, 2019	211,537,760	0.45	5.78	542,128

As of December 31, 2019, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested share options granted to the Group’s employees and directors was RMB2,183,026 (US$313,572). Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 2.77 years and may be adjusted for future changes in estimated forfeitures.

The weighted average grant date fair value of the share options granted during the years ended December 31, 2017, 2018 and 2019 were US$0.44, US$2.19 and US$2.83, respectively. The total fair value of options vested during the years ended December 31, 2017, 2018 and 2019 were RMB116,811, RMB267,599 and RMB832,594 (US$119,595), respectively. Total intrinsic value of options exercised for the years ended December 31, 2017, 2018 and 2019 were nil, RMB282,212 and RMB1,055,675 (US$151,638).

The Company uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options granted to employees and non-employees were as follows:

	Year Ended December 31,
	2017	2018	2019
Fair value of ordinary shares (US$)	0.89	2.57~3.84	2.27~3.88
Risk-free interest rate (%)	2.27	2.86~3.08	1.64~2.76
Expected volatility (%)	43.4	41.3~42.1	39.6~51.0
Expected dividend yield	—	—	—
Expected exercise multiple	2.3	2.3	2.3

Prior to the Company’s IPO, the estimated fair value of the Company’s ordinary shares at their respective grant dates, was determined with the assistance of an independent third-party valuation firm. Upon the completion of IPO, the estimated fair value of the Company’s ordinary shares was based on the Company’s share price. The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry until the Company had adequate historical volatility of the share price. The dividend yield is estimated based on our expected dividend policy over the expected term of the options. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

2017 Share Incentive Plan

On November 30, 2017, the Company adopted its 2017 Share Incentive Plan (the “2017 Plan”). Under the 2017 Plan, the Company is authorized to grant options, restricted shares and restricted share units to members of the board, employees, consultants and other individuals for which the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 720,000 ordinary shares. The 2017 Plan is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there are no other vesting conditions for all the awards issued under the 2017 Plan. Any unvested portion of the options will be forfeited either (i) upon the termination of the grantee’s service for any reason; or (ii) upon the grantee’s scope of service no longer being involved in the business of the Company. In the event the grantee’s service is terminated for cause or takes place prior to an IPO other than death or permanent disability, the vested portion of the options will also be forfeited upon such termination.

In December 2017, the Company granted 720,000 restricted share units under the 2017 Plan to non-employees. All restricted shares vest over a four-year period, with 25% of the awards vesting on an annual basis.

The following table sets forth the summary of RSU activity under the Company’s 2017 Plan:

Number of shares
Restricted Shares
Unvested, December 31, 2018	540,000
Vested	(82,500)
Forfeited	(292,500)
Unvested, December 31, 2019	165,000

The total fair value of the restricted shares vested during the years ended December 31, 2017, 2018 and 2019 was nil, RMB455, and RMB175 (US$25), respectively. The weighted average grant date fair value of the restricted share units granted during the years ended December 31, 2017, 2018 and 2019 were US$1.92, nil and nil, respectively. As of December 31, 2019, there was RMB2,383 (US$342) unrecognized share-based compensation cost related to restricted shares, which will be recognized over a weighted-average vesting period of 1.96 years.

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Cost of revenues	34,895	83,351	171,053	24,570
Selling, general and administrative	130,994	368,598	675,278	96,998
Research and development	67,535	104,262	238,189	34,214
	233,424	556,211	1,084,520	155,782